Short-term Borrowings and Current Portion of Long-term Borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Short-term Borrowings and Current Portion of Long-term Borrowings
Bank loans		¥ 130,000	¥ 130,000
Other borrowing		29,500
Current portion of long-term borrowings (Note 15)			4,324
Short-term borrowings and current portion of long-term borrowings	$ 22,911	¥ 159,500	¥ 134,324